RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
RELATED PARTY TRANSACTIONS
Key management personnel compensation, contingent termination benefits	$ 1,589
Special committee fees	$ 55	$ 77